UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
7/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (38.7%)(a)
			Principal amount	Value

Banking (15.9%)

Abbey National Treasury Services PLC/London company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			$462,000	$462,282

ABN Amro Bank NV 144A sr. unsec. FRN 1.094s, 2016 (Netherlands)			2,000,000	2,007,384

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.487s, 2017			586,000	582,890

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,159,000	1,162,923

Bank of America, NA unsec. sub. FRN Ser. BKNT, 0.566s, 2016			1,740,000	1,734,942

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			423,000	431,532

Bank of New York Mellon Corp. (The) sr. unsec. FRN 0.524s, 2015			1,700,000	1,700,884

Bank of Nova Scotia sr. unsec. unsub. FRN 0.686s, 2016 (Canada)			1,300,000	1,302,136

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			430,000	428,591

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			430,000	428,493

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN 0.732s, 2016 (Japan)			1,000,000	1,000,552

BB&T Corp. unsec. sub. notes 5.2s, 2015			1,000,000	1,018,094

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			490,000	490,174

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5s, 2021 (France)			600,000	670,590

BPCE SA company guaranty sr. unsec. FRN Ser. MTN, 1.545s, 2016 (France)			1,000,000	1,006,052

Branch Banking & Trust Co. unsec. sub. FRN 0.606s, 2016			250,000	249,233

Citigroup, Inc. sr. unsec. sub. FRN 0.551s, 2016			500,000	497,641

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			456,000	475,177

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			588,000	588,345

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			385,000	397,047

Credit Agricole SA/London 144A sr. unsec. FRN 1.449s, 2016 (United Kingdom)			1,950,000	1,960,585

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			449,000	486,858

Dexia Credit Local SA/New York 144A government guaranty sr. unsec. unsub. notes 1 1/4s, 2016 (France)			2,000,000	2,008,768

Fifth Third Bancorp unsec. sub. FRB 0.701s, 2016			1,230,000	1,220,817

HBOS PLC unsec. sub. FRN Ser. EMTN, 0.979s, 2017 (United Kingdom)			1,000,000	994,689

HSBC Finance Corp. sr. unsec. unsub. FRN 0.713s, 2016			1,000,000	998,517

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			620,000	642,536

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			428,000	431,856

JPMorgan Chase Bank, NA unsec. sub. FRN 0.616s, 2016			1,000,000	996,913

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. MTN, 5.45s, 2016			1,115,000	1,146,066

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			447,000	451,109

National Australia Bank, Ltd./New York sr. unsec. notes 1.6s, 2015 (Australia)			750,000	750,044

Nationwide Building Society 144A unsec. sub. notes 5s, 2015 (United Kingdom)			1,500,000	1,500,000

Nordea Bank AB 144A sr. unsec. FRN 0.737s, 2016 (Sweden)			1,525,000	1,528,922

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			430,000	429,636

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, 0.741s, 2016 (Canada)			1,000,000	1,003,124

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			435,000	440,966

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			1,535,000	1,589,586

Santander US Debt SAU company guaranty sr. unsec. unsub. notes Ser. REGS, 3.781s, 2015 (Spain)			1,000,000	1,004,773

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			250,000	257,009

Svenska Handelsbanken AB sr. unsec. FRN 0.731s, 2016 (Sweden)			1,000,000	1,002,440

UBS AG/Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			374,000	410,189

UBS AG/Stamford, CT unsec. sub. notes Ser. MTN, 5 7/8s, 2016			1,000,000	1,040,870

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			423,000	429,579

Westpac Banking Corp. sr. unsec. unsub. notes 1.55s, 2018 (Australia)			78,000	77,705

				39,438,519
Basic materials (1.0%)

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			423,000	465,411

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			430,000	428,755

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			245,000	302,363

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			1,000,000	1,039,970

Southern Copper Corp. sr. unsec. unsub. notes 5 7/8s, 2045 (Peru)			200,000	183,180

				2,419,679
Capital goods (0.7%)

Boeing Co. (The) sr. unsec. bonds 8 3/4s, 2021			865,000	1,169,397

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			430,000	471,699

				1,641,096
Communication services (2.3%)

AT&T, Inc. sr. unsec. unsub. FRN 0.665s, 2016			1,000,000	999,597

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			1,000,000	967,652

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			430,000	431,147

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			430,000	462,895

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			313,000	357,613

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			815,000	814,114

Verizon Communications, Inc. sr. unsec. unsub. FRN 1.816s, 2016			1,000,000	1,011,779

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			744,000	735,132

				5,779,929
Consumer cyclicals (3.0%)

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			423,000	421,364

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			365,000	405,544

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			100,000	109,250

Dollar General Corp. sr. unsec. notes 1 7/8s, 2018			300,000	298,156

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN 1.529s, 2016			1,000,000	1,004,466

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,475,000	1,662,524

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 3.157s, 2020			2,000,000	2,002,300

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			492,000	521,520

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN 0.716s, 2016 (Germany)			1,000,000	1,001,159

				7,426,283
Consumer finance (0.4%)

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			370,000	361,894

American Express Co. sr. unsec. notes 7s, 2018			286,000	323,874

American Express Co. sr. unsec. notes 6.15s, 2017			174,000	190,083

				875,851
Consumer staples (2.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			430,000	428,987

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN 0.485s, 2017			700,000	698,669

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			958,000	1,094,631

ConAgra Foods, Inc. sr. unsec. unsub. notes 1.35s, 2015			1,000,000	1,000,199

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			283,000	298,565

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			320,000	320,198

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			430,000	434,472

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			202,000	202,316

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			427,000	427,597

				4,905,634
Energy (1.7%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			430,000	434,290

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			430,000	458,363

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			423,000	421,001

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			430,000	426,716

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			25,000	29,020

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			490,000	456,609

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			185,000	180,842

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Mexico)			375,000	380,126

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			430,000	440,553

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			462,000	492,679

Shell International Finance BV company guaranty sr. unsec. unsub. notes 0 5/8s, 2015 (Netherlands)			125,000	125,073

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			423,000	425,960

				4,271,232
Financial (2.0%)

General Electric Capital Corp. sr. unsec. FRN Ser. GMTN, 0.936s, 2016			500,000	502,585

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			638,000	679,013

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			229,000	232,368

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			1,977,000	2,332,706

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			1,204,000	1,268,838

				5,015,510
Health care (2.5%)

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			385,000	385,609

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 1.85s, 2017 (Luxembourg)			2,000,000	2,004,996

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			430,000	435,554

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			430,000	470,696

Johnson & Johnson sr. unsec. notes 5.15s, 2018			269,000	297,973

Mylan NV company guaranty sr. unsec. notes 1.8s, 2016			1,000,000	1,004,404

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			1,030,000	1,087,938

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			192,000	212,534

Zoetis, Inc. sr. unsec. notes 1.15s, 2016			265,000	265,312

				6,165,016
Insurance (2.1%)

Aflac, Inc. sr. unsec. notes 3.45s, 2015			1,000,000	1,000,759

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038			235,000	264,375

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			430,000	450,455

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			1,180,000	1,302,043

Metropolitan Life Global Funding I 144A notes 3s, 2023			790,000	777,454

Principal Life Global Funding II 144A notes 1s, 2015			260,000	260,398

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,186,500	1,190,092

				5,245,576
Investment banking/Brokerage (0.1%)

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			324,000	312,772

				312,772
Real estate (1.7%)

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			550,000	536,116

Regency Centers LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2015			1,535,000	1,535,000

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			130,000	132,373

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			130,000	130,942

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			389,000	388,286

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015(R)			1,400,000	1,409,187

				4,131,904
Technology (0.9%)

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			430,000	425,744

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			366,000	371,551

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			430,000	429,862

Western Union Co. (The) sr. unsec. unsub. FRN 1.281s, 2015			1,000,000	1,000,230

				2,227,387
Transportation (0.4%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			641,600	669,670

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			42,573	44,063

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			260,361	262,641

				976,374
Utilities and power (2.0%)

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			289,000	338,369

Dayton Power & Light Co. (The) sr. bonds 1 7/8s, 2016			1,500,000	1,508,276

Electricite de France (EDF) 144A unsec. sub. FRN 5 1/4s, perpetual maturity (France)			260,000	266,825

IPALCO Enterprises, Inc. sr. notes 5s, 2018			277,000	292,235

Potomac Edison Co. (The) sr. unsub. notes 5 1/8s, 2015			750,000	750,959

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 3.9s, 2016 (United Kingdom)			980,000	997,054

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			654,000	807,861

				4,961,579

Total corporate bonds and notes (cost $95,636,713)				$95,794,341

MORTGAGE-BACKED SECURITIES (31.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.8%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s, 2025 (Bermuda)			$685,000	$685,000

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 23.733s, 2035			29,302	45,009
Ser. 2430, Class UD, 6s, 2017			20,014	20,614
Ser. 3724, Class CM, 5 1/2s, 2037			76,396	85,966
Ser. 2533, Class HB, 5 1/2s, 2017			45,768	47,525
Ser. 3331, Class NV, 5s, 2029			229,985	234,700
Ser. 2513, Class DB, 5s, 2017			25,828	26,655
Ser. 3539, Class PM, 4 1/2s, 2037			68,808	73,084
Ser. 311, IO, 3 1/2s, 2043			1,533,114	334,985
Ser. 3805, Class AK, 3 1/2s, 2024			85,977	88,382
Ser. 3876, Class CA, 2 3/4s, 2026			85,087	86,949
Ser. 3683, Class JH, 2 1/2s, 2023			26,731	26,858
Ser. 3609, Class LK, 2s, 2024			463,642	468,883
FRB Ser. T-8, Class A9, IO, 0.471s, 2028			138,525	1,905
FRB Ser. T-59, Class 1AX, IO, 0.272s, 2043			335,855	4,041
Ser. T-48, Class A2, IO, 0.212s, 2033			488,533	4,694
Ser. 3835, Class FO, PO, zero %, 2041			2,185,443	1,892,834

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.838s, 2031			99,869	119,429
IFB Ser. 05-75, Class GS, 19.679s, 2035			214,851	292,132
IFB Ser. 11-4, Class CS, 12.519s, 2040			308,328	372,886
Ser. 06-10, Class GC, 6s, 2034			63,930	64,249
IFB Ser. 13-101, Class AS, IO, 5.76s, 2043			2,012,183	512,201
IFB Ser. 13-102, Class SH, IO, 5.71s, 2043			4,018,927	984,597
Ser. 06-124, Class A, 5 5/8s, 2036			35,221	36,194
Ser. 05-68, Class PC, 5 1/2s, 2035			55,059	59,035
Ser. 02-65, Class HC, 5s, 2017			13,724	14,045
Ser. 09-100, Class PA, 4 1/2s, 2039			18,669	19,075
Ser. 11-60, Class PA, 4s, 2039			49,396	51,316
Ser. 03-43, Class YA, 4s, 2033			377,048	387,070
Ser. 11-89, Class VA, 4s, 2023			182,054	183,086
Ser. 04-2, Class QL, 4s, 2019			164,411	170,490
Ser. 418, Class C15, IO, 3 1/2s, 2043			2,237,518	475,018
Ser. 10-155, Class A, 3 1/2s, 2025			45,318	46,650
Ser. 10-81, Class AP, 2 1/2s, 2040			161,026	163,724
FRB Ser. 03-W10, Class 1, IO, 0.89s, 2043			63,768	1,298
Ser. 98-W5, Class X, IO, 0.753s, 2028			254,037	12,543
Ser. 98-W2, Class X, IO, 0.532s, 2028			860,649	45,184

Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5s, 2044			1,165,567	247,543
Ser. 13-20, Class QI, IO, 4 1/2s, 2042			6,360,958	1,210,380
Ser. 09-32, Class AB, 4s, 2039			45,011	47,654
Ser. 08-38, Class PS, 3 1/2s, 2037			3,403	3,402
Ser. 13-23, Class IK, IO, 3s, 2037			14,145,412	1,904,255
Ser. 10-151, Class KO, PO, zero %, 2037			244,145	218,927

GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.84s, 2027			66,951	502
FRB Ser. 98-3, IO, zero %, 2027(F)			35,291	519
FRB Ser. 98-2, IO, zero %, 2027			31,087	223
FRB Ser. 98-4, IO, zero %, 2026			48,166	1,185

				11,772,896
Commercial mortgage-backed securities (21.9%)

Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.623s, 2049			31,811	31,900
Ser. 06-5, Class A2, 5.317s, 2047			58,896	58,881
Ser. 06-6, Class A2, 5.309s, 2045			39,165	39,228
FRB Ser. 07-1, Class XW, IO, 0.329s, 2049			794,501	5,296

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 04-3, Class D, 5.445s, 2039			626,000	630,238
FRB Ser. 04-4, Class D, 5.073s, 2042			200,000	204,000

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.172s, 2042			205,555	294

Bear Stearns Commercial Mortgage Securities Trust Ser. 05-PWR9, Class AJ, 4.985s, 2042			365,000	364,496

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.43s, 2039			976,000	974,712

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026s, 2047			486,000	508,346

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.88s, 2047			6,036,420	266,387

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			602,000	615,425
Ser. 06-C8, Class AJ, 5.377s, 2046			1,195,000	1,207,463
Ser. 05-C6, Class AJ, 5.209s, 2044			321,345	321,189
FRB Ser. 14-CR18, Class C, 4.739s, 2047			1,407,000	1,450,608
FRB Ser. 13-LC13, Class XA, IO, 1.418s, 2046			6,326,781	415,163
FRB Ser. 14-CR17, Class XA, IO, 1.358s, 2047			5,775,068	398,663

COMM Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL, 0.879s, 2049			1,500,000	1,467,360

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.973s, 2041			500,000	517,575

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			298,231	314,634
FRB Ser. 03-C3, Class AX, IO, 1.928s, 2038			453,708	31

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			411,394	411,394

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.422s, 2044			1,073,000	1,123,896

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			138,997	141,430

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.57s, 2048			972,000	950,324

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.065s, 2045			9,168,042	86

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.275s, 2044			1,016,000	1,016,000

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class A3, 5.481s, 2049			668,903	669,682

GS Mortgage Securities Corp. II FRB Ser. 12-GCJ9, Class XA, IO, 2.343s, 2045(F)			1,830,463	195,750

GS Mortgage Securities Corp. II 144A FRB Ser. 13-GC10, Class D, 4.414s, 2046			1,219,000	1,163,072

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622s, 2039			283,000	287,726
FRB Ser. 13-GC12, Class XA, IO, 1.751s, 2046			4,870,625	417,532
FRB Ser. 14-GC22, Class XA, IO, 1.079s, 2047			8,788,128	588,963
FRB Ser. 14-GC24, Class XA, IO, 0.891s, 2047(F)			8,723,893	494,987

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.632s, 2045			489,000	510,408
FRB Ser. 11-GC3, Class D, 5.552s, 2044			258,000	275,205
FRB Ser. 14-GC18, Class D, 4.948s, 2047			419,000	399,237
FRB Ser. 13-GC12, Class D, 4.477s, 2046			1,190,000	1,133,713

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.421s, 2047			326,000	327,060

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			236,570	245,472
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			463,500	478,031
FRB Ser. 06-LDP6, Class B, 5.561s, 2043			475,000	475,577
FRB Ser. 05-CB11, Class C, 5.489s, 2037			500,000	521,206
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,051,000	2,073,499
Ser. 04-LN2, Class A2, 5.115s, 2041			44,366	44,421
FRB Ser. 13-C10, Class C, 4.157s, 2047			300,000	302,333
FRB Ser. 12-C6, Class XA, IO, 1.876s, 2045			4,635,515	379,491
FRB Ser. 13-C10, Class XA, IO, 1.282s, 2047			7,897,793	507,338

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.567s, 2046			957,000	1,015,088
FRB Ser. 12-C6, Class E, 5.199s, 2045			1,330,000	1,338,833

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.737s, 2039			447,000	447,559
FRB Ser. 06-C6, Class AJ, 5.452s, 2039			350,000	363,679
Ser. 06-C7, Class A2, 5.3s, 2038			253,434	253,814
Ser. 04-C8, Class F, 5.005s, 2039			750,000	758,100
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			891,962	7,814

LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.447s, 2048			1,713,000	1,569,245
FRB Ser. 15-3, Class C, 3.447s, 2048			338,000	295,385

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.835s, 2050			183,223	183,751
Ser. 04-KEY2, Class D, 5.046s, 2039			416,000	416,000

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.278s, 2043			3,095,088	80

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			887,000	897,999

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.605s, 2049			45,698,130	189,190

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.68s, 2046			13,524,406	1,081,952
FRB Ser. 14-C17, Class XA, IO, 1.279s, 2047			17,472,524	1,266,583

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.767s, 2046			424,000	413,963
FRB Ser. 12-C6, Class XA, IO, 2.119s, 2045			10,430,238	881,355
FRB Ser. 13-C7, Class XB, IO, 0.372s, 2046			24,165,000	594,870

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.678s, 2049			26,728	26,769
FRB Ser. 07-T27, Class AJ, 5.649s, 2042			413,000	445,359
Ser. 07-IQ14, Class A2, 5.61s, 2049			140,823	141,054
Ser. 07-HQ11, Class AJ, 5.508s, 2044			279,000	281,907

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.178s, 2049			301,000	311,664

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			438,891	438,891

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			300,000	319,026
FRB Ser. 13-C6, Class D, 4.35s, 2046			665,000	633,160
FRB Ser. 12-C4, Class XA, IO, 1.831s, 2045			5,105,850	482,079
FRB Ser. 12-C2, Class XA, IO, 1.731s, 2063			14,671,949	1,024,997

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.714s, 2043			1,237,000	1,261,740
Ser. 06-C24, Class AJ, 5.658s, 2045			338,000	340,907
FRB Ser. 05-C20, Class B, 5.141s, 2042			1,020,000	1,019,420
FRB Ser. 06-C29, IO, 0.381s, 2048			34,218,574	141,323

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class F, 5.534s, 2042			93,060	92,809
FRB Ser. 07-C31, IO, 0.211s, 2047			81,163,375	253,636

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.3s, 2046			500,000	505,300

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.3s, 2046			1,250,000	1,187,768

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646s, 2047			212,000	218,106
Ser. 13-C18, Class AS, 4.387s, 2046			491,000	530,580
Ser. 13-UBS1, Class AS, 4.306s, 2046			305,000	327,753
Ser. 13-C12, Class AS, 3.56s, 2048			384,000	394,510
FRB Ser. 13-C17, Class XA, IO, 1.574s, 2046			7,915,487	605,285
FRB Ser. 13-C14, Class XA, IO, 0.904s, 2046			5,778,007	281,736

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.635s, 2044			1,041,000	1,108,311
FRB Ser. 11-C2, Class D, 5.463s, 2044			1,492,000	1,583,937
FRB Ser. 11-C4, Class D, 5.266s, 2044			1,045,000	1,122,236
FRB Ser. 11-C4, Class E, 5.266s, 2044			285,000	306,299
FRB Ser. 13-C15, Class D, 4.481s, 2046			1,025,000	978,046
FRB Ser. 12-C10, Class D, 4.457s, 2045			279,000	269,584
FRB Ser. 12-C10, Class XA, IO, 1.774s, 2045			4,601,554	421,042
FRB Ser. 13-C12, Class XA, IO, 1.478s, 2048			1,549,478	115,098

				54,071,314
Residential mortgage-backed securities (non-agency) (4.8%)

BCAP, LLC Trust FRB Ser. 15-RR5, Class 2A3, 1.226s, 2046			410,000	318,160

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.356s, 2036			500,000	425,000

Bear Stearns Alt-A Trust FRB Ser. 05-9, Class 11A1, 0.711s, 2035			1,387,956	1,182,385

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.541s, 2035			269,593	233,522
FRB Ser. 05-59, Class 1A1, 0.521s, 2035			750,371	606,244
FRB Ser. 06-OC2, Class 2A3, 0.481s, 2036			147,043	132,339
FRB Ser. 06-OC8, Class 2A2A, 0.311s, 2036			301,286	290,178

Countrywide Asset-Backed Certificates Trust FRB Ser. 05-3, Class MV5, 0.857s, 2035			275,000	239,897

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A7, 3.033s, 2036			490,000	264,108
FRB Ser. 09-13R, Class 3A2, 2.185s, 2036(F)			397,899	240,729

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.841s, 2035			500,000	385,650

GSAA Trust FRB Ser. 05-8, Class M1, 0.681s, 2035			350,000	262,535

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.551s, 2036			350,000	253,362

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR21, Class A1, 0.311s, 2036			1,560,785	1,186,197

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598s, 2047			1,265,000	1,012,316

MortgageIT Trust FRB Ser. 05-1, Class 1M1, 0.911s, 2035			822,582	780,597

Nomura Home Equity Loan, Inc., Home Equity Loan Trust Ser. 06-WF1, Class M2, 0.481s, 2036			620,000	471,932

RALI Trust FRB Ser. 07-QH6, Class A1, 0.381s, 2037			1,404,773	1,182,398

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.771s, 2035			328,278	247,029

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.171s, 2034			556,097	525,678
FRB Ser. 05-AR17, Class A1B2, 0.601s, 2045			1,363,127	1,179,105
FRB Ser. 05-AR13, Class A1B3, 0.551s, 2045			666,587	598,261

				12,017,622

Total mortgage-backed securities (cost $77,233,196)				$77,861,832

ASSET-BACKED SECURITIES (4.9%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-2, Class A, 1.235s, 2017			$2,342,000	$2,342,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			9,902,000	9,902,000

Total asset-backed securities (cost $12,244,000)				$12,244,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (1.8%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (1.8%)

Federal Home Loan Mortgage Corporation 4 1/2s, October 1, 2018			$25,331	$26,213

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, September 1, 2017			142,919	148,805
4 1/2s, August 1, 2018			19,090	19,872

Federal National Mortgage Association Pass-Through Certificates
6s, with due dates from September 1, 2018 to September 1, 2019			61,606	64,585
4 1/2s, TBA, August 1, 2045			1,000,000	1,084,844
4s, TBA, August 1, 2045			1,000,000	1,063,750
3s, TBA, August 1, 2045			2,000,000	2,012,031

				4,420,100

Total U.S. government and agency mortgage obligations (cost $4,395,919)				$4,420,100

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$58,000	$59,102

Total U.S. treasury obligations (cost $57,973)				$59,102

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			$1,340,000	$1,360,087

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			500,000	477,500

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	210,250

Total foreign government and agency bonds and notes (cost $2,014,768)				$2,047,837

MUNICIPAL BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Union Cnty., AZ Indl. Dev. VRDN (Del-Tin Fiber, LLC), 0.26s, 10/1/27			$1,700,000	$1,700,000

Total municipal bonds and notes (cost $1,700,000)				$1,700,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$9,688,500	$7,654

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		2,612,800	4,154

Barclays Bank PLC

2.2775/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.2775		1,134,000	9,798

2.1575/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.1575		1,134,000	5,511

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		5,087,700	8,598

Credit Suisse International

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		4,555,400	61,635

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		574,800	48,260

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		574,800	28,533

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		232,800	10,476

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		5,087,700	7,174

2.22/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.22		5,217,600	6,313

(2.52)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.52		5,217,600	365

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		6,126,800	8,884

Total purchased swap options outstanding (cost $228,073)				$207,355

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$99.38		$3,000,000	$36,687

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/100.94		3,000,000	10,824

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/99.02		2,400,000	37,925

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		2,000,000	4,356

Total purchased options outstanding (cost $95,156)				$89,792

SHORT-TERM INVESTMENTS (25.1%)(a)
			Principal amount/shares	Value

Agrium, Inc. commercial paper with a yield of 0.44%, August 10, 2015			$1,500,000	$1,499,831

Amphenol Corp. commercial paper with a yield of 0.38%, August 6, 2015			1,500,000	1,499,921

Assa Abloy Financial Services 144A commercial paper with a yield of 0.46%, August 26, 2015			1,500,000	1,499,521

AutoNation, Inc commercial paper with a yield of 0.73%, August 7, 2015			1,000,000	999,878

Bacardi USA, Inc. commercial paper with a yield of 0.48%, August 26, 2015			1,500,000	1,499,500

Banco Bilbao Vizcaya/NY FRN certificate of deposit with a yield of 1.13%, May 16, 2016			1,000,000	996,878

BASF SE commercial paper with a yield of 0.34%, December 21, 2015			1,500,000	1,498,087

Baxter International, Inc. commercial paper with a yield of 0.47%, August 20, 2015			1,500,000	1,499,628

Bell Canada commercial paper with a yield of 0.50%, August 4, 2015			1,500,000	1,499,938

Brookfield US Holdings, Inc. commercial paper with a yield of 0.40%, August 4, 2015			1,500,000	1,499,950

Cabot Corp. commercial paper with a yield of 0.42%, August 21, 2015			1,500,000	1,499,650

Canadian Pacific Railway Co. commercial paper with a yield of 0.43%, August 17, 2015			1,500,000	1,499,713

Deutsche Telekom AG commercial paper with a yield of 0.47%, August 17, 2015			1,500,000	1,499,687

Dominion Resources, Inc./VA 144A commercial paper with a yield of 0.42%, August 18, 2015			1,500,000	1,499,703

ERAC USA Finance, LLC commercial paper with a yield of 0.50%, September 16, 2015			1,500,000	1,499,042

FMC Corp. commercial paper with a yield of 0.35%, August 3, 2015			1,500,000	1,499,971

Hawaiian Electric Company, Inc. commercial paper with a yield of 0.57%, August 5, 2015			1,500,000	1,499,905

Humana, Inc. commercial paper with a yield of 0.58%, September 10, 2015			5,000,000	4,996,806

Hyundai Capital America commercial paper with a yield of 0.50%, August 11, 2015			1,500,000	1,499,792

Kellogg Co. commercial paper with a yield of 0.38%, August 27, 2015			1,500,000	1,499,588

Kroger Co. (The) commercial paper with a yield of 0.30%, August 3, 2015			1,500,000	1,499,975

Marriott International, Inc./MD commercial paper with a yield of 0.46%, August 31, 2015			1,500,000	1,499,425

Marsh & McLennan Cos., Inc. commercial paper with a yield of 0.42%, August 27, 2015			1,500,000	1,499,545

Mondelez International, Inc. commercial paper with a yield of 0.54%, August 20, 2015			1,500,000	1,499,573

Monsanto Co. commercial paper with a yield of 0.55%, August 24, 2015			1,500,000	1,499,473

NBCUniversal Enterprise, Inc. 144A commercial paper with a yield of 0.42%, August 5, 2015			1,500,000	1,499,930

Putnam Short Term Investment Fund 0.11%(AFF)		Shares	7,083,295	7,083,295

SCANA Corp. 144A commercial paper with a yield of 0.55%, August 21, 2015			$1,500,000	1,499,542

U.S. Treasury Bills 0.04%, November 12, 2015(SEG)(SEGSF)(SEGCCS)			2,205,000	2,204,537

U.S. Treasury Bills 0.02%, November 5, 2015(SEGCCS)			220,000	219,951

U.S. Treasury Bills 0.04%, October 22, 2015(SEGCCS)			175,000	174,976

U.S. Treasury Bills 0.01%, October 8, 2015(SEGSF)(SEGCCS)			450,000	449,957

U.S. Treasury Bills 0.01%, October 1, 2015(SEGCCS)			175,000	174,987

U.S. Treasury Bills 0.02%, August 20, 2015(SEG)(SEGSF)			40,000	40,000

U.S. Treasury Bills 0.02%, August 13, 2015(SEGSF)			1,130,000	1,129,993

U.S. Treasury Bills 0.02%, August 6, 2015(SEG)(SEGSF)			90,000	90,000

Westar Energy, Inc. 144A commercial paper with a yield of 0.42%, August 14, 2015			1,500,000	1,499,773

Whirlpool Corp. commercial paper with a yield of 0.47%, September 21, 2015			1,500,000	1,499,001

WPP CP, LLC commercial paper with a yield of 0.44%, August 6, 2015			1,500,000	1,499,908

Wyndham Worldwide Corp. 144A commercial paper with a yield of 0.90%, August 5, 2015			1,500,000	1,499,850

Xerox Corp. commercial paper with a yield of 0.40%, August 24, 2015			1,500,000	1,499,617

Total short-term investments (cost $62,052,458)				$62,050,297

TOTAL INVESTMENTS

Total investments (cost $255,658,256)(b)				$256,474,656

FUTURES CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	8	$1,247,500	Sep-15	$(63,235)
U.S. Treasury Bond Ultra 30 yr (Long)	1	159,531	Sep-15	964
U.S. Treasury Note 10 yr (Long)	10	1,274,375	Sep-15	11,543
U.S. Treasury Note 5 yr (Short)	35	4,194,531	Sep-15	(20,304)
U.S. Treasury Note 2 yr (Short)	6	1,314,375	Sep-15	(3,012)

Total				$(74,044)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/15 (premiums $3,165,502) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	$5,225,600	$1,254
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	9,688,500	2,907
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	2,422,125	4,917
Barclays Bank PLC

(2.3975)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.3975	1,134,000	16,001
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	5,087,700	2,900
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	5,087,700	4,528
Credit Suisse International

(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	2,277,700	62,568
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	574,800	73,019
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	232,800	768
2.37/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	2,608,800	3,783
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	10,175,400	6,003
(2.37)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.37	2,608,800	20,453
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	6,126,800	2,328
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	6,126,800	4,963
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	16,499,000	2,260,709

Total			$2,467,101

WRITTEN OPTIONS OUTSTANDING at 7/31/15 (premiums $91,875) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Sep-15/$100.16	$6,000,000	$41,040
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	2,000,000	112
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	4,000,000	4
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	3,000,000	38,499

Total			$79,655

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.28275/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.28275	$4,536,000	$(17,237)	$10,342
(2.50525)/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.50525	4,536,000	(17,237)	(8,119)
2.394/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	2,268,000	17,237	6,623
(2.394)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.394	2,268,000	17,237	(9,049)
JPMorgan Chase Bank N.A.

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	1,937,700	(9,363)	7,964
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	1,937,700	(3,360)	2,383
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	653,200	(17,380)	(947)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	653,200	(18,290)	(3,586)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	653,200	(16,005)	(4,233)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	1,265,300	(8,366)	(4,783)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	653,200	(16,597)	(6,127)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	2,530,500	(17,777)	(10,400)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	2,861,000	18,954	8,838
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	2,861,000	18,290	6,918
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	5,061,000	16,195	5,051
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	2,530,500	7,748	2,252
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	2,861,000	16,472	343
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	2,861,000	16,308	(2,117)
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	1,937,700	21,454	(14,708)

Total			$8,283	$(13,355)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$1,829,600	(E)	$7,744	4/20/19	3 month USD-LIBOR-BBA	1.85%	$4,653
	458,000	(E)	(15,471)	4/20/27	2.415%	3 month USD-LIBOR-BBA	(3,725)
	8,206,300	(E)	56,346	9/16/25	2.60%	3 month USD-LIBOR-BBA	(149,650)
	39,644,100	(E)	160,674	9/16/20	2.00%	3 month USD-LIBOR-BBA	(338,762)
	50,932,000	(E)	57,762	9/16/17	1.25%	3 month USD-LIBOR-BBA	(202,449)
	1,028,300	(E)	(35,924)	9/16/45	3 month USD-LIBOR-BBA	3.10%	41,149
	6,216,000		(8,080)	6/18/17	3 month USD-LIBOR-BBA	0.955%	4,342
	2,277,700		20,925	7/29/25	2.5675%	3 month USD-LIBOR-BBA	(37,936)
	4,555,400		(21,015)	7/29/25	3 month USD-LIBOR-BBA	2.43375%	40,805
	2,277,700		(8,002)	7/29/25	3 month USD-LIBOR-BBA	2.403%	16,483
	2,277,700		(11,419)	8/4/25	3 month USD-LIBOR-BBA	2.4575%	22,383
	2,035,000		(27)	7/27/25	2.41176%	3 month USD-LIBOR-BBA	(23,665)
	2,959,000		(39)	7/30/25	2.339%	3 month USD-LIBOR-BBA	(14,075)
	303,000		(10)	7/14/45	2.96%	3 month USD-LIBOR-BBA	(15,046)
	5,928,000		(17,608)	7/13/20	1.718%	3 month USD-LIBOR-BBA	(34,492)
	426,000		(6)	7/24/25	2.41%	3 month USD-LIBOR-BBA	(4,989)
	2,035,000		(27)	7/27/25	2.41668%	3 month USD-LIBOR-BBA	(24,584)
	98,000	(E)	(1)	9/30/25	2.3575%	3 month USD-LIBOR-BBA	(189)

	Total		$185,822	$(719,747)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$10,944	$192,000	5/11/63	300 bp	$11,133
	CMBX NA BBB- Index	BBB-/P	11,483	186,000	5/11/63	300 bp	11,666
	CMBX NA BBB- Index	BBB-/P	5,604	93,000	5/11/63	300 bp	5,696
	CMBX NA BBB- Index	BBB-/P	2,939	43,000	5/11/63	300 bp	2,981
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	16,962	153,000	5/11/63	300 bp	17,112
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	12,187	297,000	5/11/63	300 bp	12,480
	CMBX NA BBB- Index	BBB-/P	13,549	186,000	5/11/63	300 bp	13,732
	CMBX NA BBB- Index	BBB-/P	13,718	179,000	5/11/63	300 bp	13,894
	CMBX NA BBB- Index	BBB-/P	2,520	164,000	5/11/63	300 bp	2,681
	CMBX NA BBB- Index	BBB-/P	1,927	166,000	5/11/63	300 bp	2,090
	CMBX NA BBB- Index	BBB-/P	12,288	154,000	5/11/63	300 bp	12,440
	CMBX NA BBB- Index	BBB-/P	11,924	154,000	5/11/63	300 bp	12,075
	CMBX NA BBB- Index	BBB-/P	10,131	154,000	5/11/63	300 bp	10,282
	CMBX NA BBB- Index	BBB-/P	17,174	152,000	5/11/63	300 bp	17,324
	CMBX NA BBB- Index	BBB-/P	4,534	149,000	5/11/63	300 bp	4,680
	CMBX NA BBB- Index	BBB-/P	9,711	122,000	5/11/63	300 bp	9,831
	CMBX NA BBB- Index	BBB-/P	411	53,000	5/11/63	300 bp	463
	CMBX NA BBB- Index	BBB-/P	790	101,000	1/17/47	300 bp	(1,191)
	CMBX NA BB Index	—	(956)	183,000	5/11/63	(500 bp)	(951)
	CMBX NA BB Index	—	(410)	144,000	5/11/63	(500 bp)	(266)
	CMBX NA BB Index	—	(2,358)	135,000	5/11/63	(500 bp)	(2,354)
	CMBX NA BB Index	—	(324)	89,000	5/11/63	(500 bp)	(322)
	CMBX NA BB Index	—	2,297	87,000	5/11/63	(500 bp)	2,300
	CMBX NA BB Index	—	466	86,000	5/11/63	(500 bp)	469
	CMBX NA BB Index	—	(94)	82,000	5/11/63	(500 bp)	(12)
	CMBX NA BB Index	—	1,268	82,000	5/11/63	(500 bp)	1,270
	CMBX NA BB Index	—	(468)	61,000	5/11/63	(500 bp)	(467)
	CMBX NA BB Index	—	(584)	61,000	5/11/63	(500 bp)	(583)
	CMBX NA BB Index	—	(556)	61,000	5/11/63	(500 bp)	(555)
	CMBX NA BB Index	—	(458)	57,000	5/11/63	(500 bp)	(456)
	CMBX NA BB Index	—	(359)	57,000	5/11/63	(500 bp)	(357)
	CMBX NA BB Index	—	850	48,000	5/11/63	(500 bp)	851
	CMBX NA BB Index	—	434	42,000	5/11/63	(500 bp)	435
	CMBX NA BB Index	—	820	41,000	5/11/63	(500 bp)	821
	CMBX NA BB Index	—	419	28,000	5/11/63	(500 bp)	420
	CMBX NA BB Index	—	(2,599)	134,000	5/11/63	(500 bp)	(2,595)
	CMBX NA BBB- Index	BBB-/P	(4,011)	266,000	5/11/63	300 bp	(3,749)
	CMBX NA BBB- Index	BBB-/P	(3,265)	265,000	5/11/63	300 bp	(3,005)
	CMBX NA BBB- Index	BBB-/P	(4,705)	243,000	5/11/63	300 bp	(4,466)
	CMBX NA BBB- Index	BBB-/P	857	185,000	5/11/63	300 bp	1,039
	CMBX NA BBB- Index	BBB-/P	(1,798)	179,000	5/11/63	300 bp	(1,622)
	CMBX NA BBB- Index	BBB-/P	681	147,000	5/11/63	300 bp	826
	CMBX NA BBB- Index	BBB-/P	90	135,000	5/11/63	300 bp	223
	CMBX NA BBB- Index	BBB-/P	1,478	124,000	5/11/63	300 bp	1,600
	CMBX NA BBB- Index	BBB-/P	1,233	124,000	5/11/63	300 bp	1,355
	CMBX NA BBB- Index	BBB-/P	765	126,000	5/11/63	300 bp	889
	CMBX NA BBB- Index	BBB-/P	86	124,000	5/11/63	300 bp	208
	CMBX NA BBB- Index	BBB-/P	429	124,000	5/11/63	300 bp	551
	CMBX NA BBB- Index	BBB-/P	(1,029)	123,000	5/11/63	300 bp	(908)
	CMBX NA BBB- Index	BBB-/P	(1,133)	121,000	5/11/63	300 bp	(1,014)
	CMBX NA BBB- Index	BBB-/P	(1,192)	119,000	5/11/63	300 bp	(1,075)
	CMBX NA BBB- Index	BBB-/P	(400)	120,000	5/11/63	300 bp	(282)
	CMBX NA BBB- Index	BBB-/P	(401)	120,000	5/11/63	300 bp	(283)
	CMBX NA BBB- Index	BBB-/P	(2,186)	121,000	5/11/63	300 bp	(2,067)
	CMBX NA BBB- Index	BBB-/P	318	118,000	5/11/63	300 bp	434
	CMBX NA BBB- Index	BBB-/P	5,312	111,000	5/11/63	300 bp	5,421
	CMBX NA BBB- Index	BBB-/P	2,261	95,000	5/11/63	300 bp	2,354
	CMBX NA BBB- Index	BBB-/P	(305)	90,000	5/11/63	300 bp	(216)
	CMBX NA BBB- Index	BBB-/P	(362)	60,000	5/11/63	300 bp	(303)
	CMBX NA BBB- Index	BBB-/P	(563)	59,000	5/11/63	300 bp	(505)
	CMBX NA BBB- Index	BBB-/P	206	28,000	5/11/63	300 bp	234
	CMBX NA BBB- Index	BBB-/P	537	24,000	1/17/47	300 bp	52
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(906)	131,000	5/11/63	300 bp	(777)
	CMBX NA BB Index	—	(1,251)	118,000	5/11/63	(500 bp)	(1,248)
	CMBX NA BB Index	—	(586)	61,000	5/11/63	(500 bp)	(584)
	CMBX NA BB Index	—	52	43,000	5/11/63	(500 bp)	53
	CMBX NA BB Index	—	431	42,000	5/11/63	(500 bp)	432
	CMBX NA BB Index	—	927	41,000	5/11/63	(500 bp)	928
	CMBX NA BB Index	—	640	38,000	5/11/63	(500 bp)	641
	CMBX NA BB Index	—	(54)	27,000	1/17/47	(500 bp)	422
	CMBX NA BBB- Index	BBB-/P	740	124,000	5/11/63	300 bp	862
	CMBX NA BBB- Index	BBB-/P	1,405	123,000	5/11/63	300 bp	1,526
	CMBX NA BBB- Index	BBB-/P	(1,113)	119,000	5/11/63	300 bp	(996)
	CMBX NA BBB- Index	BBB-/P	(1,193)	119,000	5/11/63	300 bp	(1,076)
	CMBX NA BBB- Index	BBB-/P	(1,193)	119,000	5/11/63	300 bp	(1,076)
	CMBX NA BBB- Index	BBB-/P	(482)	120,000	5/11/63	300 bp	(364)
	CMBX NA BBB- Index	BBB-/P	(2,016)	121,000	5/11/63	300 bp	(1,897)
	CMBX NA BBB- Index	BBB-/P	(644)	59,000	5/11/63	300 bp	(586)
	CMBX NA BBB- Index	BBB-/P	(289)	36,000	5/11/63	300 bp	(254)
	CMBX NA BBB- Index	BBB-/P	(27)	10,000	5/11/63	300 bp	(17)
	CMBX NA BBB- Index	BBB-/P	3,562	119,000	1/17/47	300 bp	1,208

	Total		$147,090	$149,905

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $247,438,766.
(b)	The aggregate identified cost on a tax basis is $255,750,928, resulting in gross unrealized appreciation and depreciation of $2,419,898 and $1,696,170, respectively, or net unrealized appreciation of $723,728.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$22,252,602	$22,252,602	$1,798	$—
	Putnam Short Term Investment Fund *	43,011,817	249,607,137	285,535,659	23,822	7,083,295
	Totals	$43,011,817	$271,859,739	$307,788,261	$25,620	$7,083,295
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $28,612,318 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,270,158 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,213,914 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,902,000	$2,342,000
Corporate bonds and notes	—	95,794,341	—
Foreign government and agency bonds and notes	—	2,047,837	—
Mortgage-backed securities	—	75,421,356	2,440,476
Municipal bonds and notes	—	1,700,000	—
Purchased options outstanding	—	89,792	—
Purchased swap options outstanding	—	207,355	—
U.S. government and agency mortgage obligations	—	4,420,100	—
U.S. treasury obligations	—	59,102	—
Short-term investments	7,083,295	54,967,002	—

Totals by level	$7,083,295	$244,608,885	$4,782,476

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(74,044)	$—	$—
Written options outstanding	—	(79,655)	—
Written swap options outstanding	—	(2,467,101)	—
Forward premium swap option contracts	—	(13,355)	—
Interest rate swap contracts	—	(905,569)	—
Credit default contracts	—	2,815	—

Totals by level	$(74,044)	$(3,462,865)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)#	Purchases	Sales	Net transfers in and/or out of Level 3†	Balance as of July 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$2,342,000	$2,342,000
Mortgage-backed securities	$—	—	—	—	—	—	2,440,476	$2,440,476

Totals:	$—	$—	$—	$—	$—	$—	$4,782,476	$4,782,476

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes$— related to Level 3 securities still held at period end.
During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,635	$4,820
Interest rate contracts	581,716	3,824,293

Total	$589,351	$3,829,113

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$9,200,000
Purchased swap option contracts (contract amount)		$73,300,000
Written TBA commitment option contracts (contract amount)		$15,500,000
Written swap option contracts (contract amount)		$79,600,000
Futures contracts (number of contracts)		50
Centrally cleared interest rate swap contracts (notional)		$129,400,000
OTC credit default contracts (notional)		8,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$55,952	$—	$—	$—	$—	$—	$55,952
	OTC Credit default contracts*#	506	150	—	—	5,431	1,548	—	—	7,635
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	16,965	—	33,749	—	50,714
	Purchased swap options#	11,808	15,309	—	8,598	138,428	24,328	8,884	—	207,355
	Purchased options#	—	—	—	—	—	—	89,792	—	89,792

	Total Assets	$12,314	$15,459	$55,952	$8,598	$160,824	$25,876	$132,425	$—	$411,448

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	338,848	—	—		—	—	338,848
	OTC Credit default contracts*#	—	—	—	—	2,466	2,354	—	—	4,820
	Futures contracts§	—	—	—	—	—	—	—	18,723	18,723
	Forward premium swap option contracts#	—	—	—	—	17,168	—	46,901	—	64,069
	Written swap options#	9,078	16,001	—	7,428	135,587	31,007	2,268,000	—	2,467,101
	Written options#	—	—	—	—	—	—	79,655	—	79,655

	Total Liabilities	$9,078	$16,001	$338,848	$7,428	$155,221	$33,361	$2,394,556	$18,723	$2,973,216

	Total Financial and Derivative Net Assets	$3,236	$(542)	$(282,896)	$1,170	$5,603	$(7,485)	$(2,262,131)	$(18,723)	$(2,561,768)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$(2,213,914)	$—
	Net amount	$3,236	$(542)	$(282,896)	$1,170	$5,603	$(7,485)	$(48,217)	$(18,723)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015